Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 4,524,826
Movements in identifiable intangible assets:
Increases other than from business combinations	535,635	$ 821,375
Impairment loss recognized in profit or loss for the period	(750)
Ending balance	4,756,270	4,524,826
Development costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,836	4,546
Movements in identifiable intangible assets:
Acquisitions made through business combinations	12,479
Increase (decrease) from foreign currency translation differences	(1,334)	(263)
Amortization	(180)	(146)
Impairment loss recognized in profit or loss for the period	(750)
Increases (decreases) from transfers and other changes	(2,302)	488
Increases (decreases) from transfers	(2,302)	488
Other increases (decreases)	1	211
Total changes in identifiable intangible assets	7,914	290
Ending balance	12,750	4,836
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	33,446	31,487
Movements in identifiable intangible assets:
Acquisitions made through business combinations	436
Increase (decrease) from foreign currency translation differences	(8,899)	(1,472)
Amortization	(1,159)	(1,257)
Increases (decreases) from transfers and other changes	1,995	4,688
Increases (decreases) from transfers	1,995	4,688
Other increases (decreases)	67
Total changes in identifiable intangible assets	(7,560)	1,959
Ending balance	25,886	33,446
Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,234,863	5,281,728
Movements in identifiable intangible assets:
Increases other than from business combinations	365,893	738,387
Acquisitions made through business combinations	93,423
Increase (decrease) from foreign currency translation differences	(284,856)	(1,192,132)
Amortization	(388,806)	(357,855)
Increases (decreases) from transfers and other changes	(1,485)	(996)
Increases (decreases) from transfers	(1,485)	(996)
Disposals and removal from service	(8,558)	(16,522)
Disposals		(16,522)
Removals from service	(8,558)
Argentine hyperinflationary economy	31	37
Other increases (decreases)	110,631	(217,784)
Total changes in identifiable intangible assets	(113,727)	(1,046,865)
Ending balance	4,121,136	4,234,863
Patents, registered trademarks and other rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	21,097	25,490
Movements in identifiable intangible assets:
Increases other than from business combinations	106,470
Acquisitions made through business combinations	9,079
Increase (decrease) from foreign currency translation differences	(5,498)	(1,705)
Amortization	(2,862)	(3,149)
Increases (decreases) from transfers and other changes	1,951	461
Increases (decreases) from transfers	1,951	461
Disposals and removal from service	(4,720)
Removals from service	(4,720)
Other increases (decreases)	1,015
Total changes in identifiable intangible assets	105,435	(4,393)
Ending balance	126,532	21,097
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	230,461	184,430
Movements in identifiable intangible assets:
Increases other than from business combinations	63,272	82,988
Acquisitions made through business combinations	179,541
Increase (decrease) from foreign currency translation differences	(68,211)	(20,661)
Amortization	(35,851)	(29,963)
Increases (decreases) from transfers and other changes	(297)	(4,641)
Increases (decreases) from transfers	(297)	(4,641)
Disposals and removal from service	(163)
Removals from service	(163)
Argentine hyperinflationary economy	25,496	9,991
Other increases (decreases)	35,600	8,317
Total changes in identifiable intangible assets	199,387	46,031
Ending balance	429,848	230,461
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	123	198
Movements in identifiable intangible assets:
Acquisitions made through business combinations	38,647
Increase (decrease) from foreign currency translation differences	810	(16)
Amortization	(1,922)	(59)
Increases (decreases) from transfers and other changes	138
Increases (decreases) from transfers	138
Other increases (decreases)	2,322
Total changes in identifiable intangible assets	39,995	(75)
Ending balance	40,118	123
Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,524,826	5,527,879
Movements in identifiable intangible assets:
Increases other than from business combinations	535,635	821,375
Acquisitions made through business combinations	333,605
Increase (decrease) from foreign currency translation differences	(367,988)	(1,216,249)
Amortization	(430,780)	(392,429)
Impairment loss recognized in profit or loss for the period	(750)
Disposals and removal from service	(13,441)	(16,522)
Disposals		(16,522)
Removals from service	(13,441)
Argentine hyperinflationary economy	25,527	10,028
Other increases (decreases)	149,636	(209,256)
Total changes in identifiable intangible assets	231,444	(1,003,053)
Ending balance	$ 4,756,270	$ 4,524,826